Investment Objectives and Goals	Sep. 08, 2025
Tradr 2X Long APLD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long APLD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long APLD Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Applied Digital Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long AUR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long AUR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long AUR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Aurora Innovation, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long BX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long BX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long BX Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Blackstone, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CELH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CELH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CELH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Celsius Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CLSK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CLSK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CLSK Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of CleanSpark, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CORZ Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CORZ Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CORZ Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Core Scientific, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long CRDO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long CRDO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long CRDO Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Credo Technology Group Holding Ltd. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long DHI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long DHI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long DHI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of D.R. Horton, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long ENPH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ENPH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ENPH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Enphase Energy, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long GS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long GS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long GS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of The Goldman Sachs Group, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long IBM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long IBM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IBM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of International Business Machines Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long JOBY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long JOBY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long JOBY Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Joby Aviation, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long LYFT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long LYFT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long LYFT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Lyft, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NBIS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NBIS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NBIS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Nebius Group N.V. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long NVTS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long NVTS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long NVTS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Navitas Semiconductor Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long OKTA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long OKTA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long OKTA Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Okta, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long PONY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long PONY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long PONY Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Pony AI Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long QCOM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long QCOM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long QCOM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of QUALCOMM, Incorporated. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long U Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long U Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long U Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Unity Software Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Long VOYG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long VOYG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long VOYG Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Voyager Technologies, Inc./DE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.